Fair Value Measurement - Additional Information (Detail) $ in Thousands	12 Months Ended
	May 31, 2022 USD ($) yr	May 31, 2021 USD ($)	May 31, 2020 USD ($)
Fair Value Measurements [Line Items]
Amount transfer from level 1 to level 2 | $	$ 0
Impairment loss | $	$ 129,350	$ 40,207	$ 31,750
Minimum [Member] | Measurement Input, Price Volatility [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements [Line Items]
Available for sale investments, Measurement input	55.8
Minimum [Member] | Measurement Input, Discount Rate [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements [Line Items]
Available for sale investments, Measurement input	16.5
Minimum [Member] | Measurement Input, Expected Term [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements [Line Items]
Available for sale investments, Measurement input | yr	2.6
Maximum [Member] | Measurement Input, Price Volatility [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements [Line Items]
Available for sale investments, Measurement input	76.8
Maximum [Member] | Measurement Input, Discount Rate [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements [Line Items]
Available for sale investments, Measurement input	28.6
Maximum [Member] | Measurement Input, Expected Term [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements [Line Items]
Available for sale investments, Measurement input | yr	5.6